Investment Securities (Carrying Value of Nonmarketable Equity Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Nonmarketable equity securities | Measurement alternative
Investment Securities [Line Items]
Measurement alternative balance	¥ 483,213	¥ 381,928